RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

20.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related companies:

(a)	Commercial transactions with related companies

		Year Ended December 31,
		2023	2024	2025	2025
		CNY	CNY	CNY	US$

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”) (a)	(i)	445	797	736	105
Feishang Management's share of office rental to Feishang Enterprise (b)	(ii)	166	166	146	21
Shenzhen New PST’s share of office rental to Feishang Enterprise (b)	(iii)	53	—	—	—

(i)	On July 1, 2018, the Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, subsequently extended it to June 30, 2025. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. On July 1, 2025, the Company signed a new contract with Anka to lease 110 square meters of office premises for one year from July 1, 2025 to June 30, 2026.

(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months, subsequently extended to September 30, 2025. On September 30, 2025, Feishang Management signed a new contract with Feishang Enterprise for one year from October 1, 2025 to September 30, 2026.

(iii)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period from March 14, 2022 to March 13, 2023 and renewed the contract with same terms for another 12-month period from March 14, 2023 to March 13, 2024. Due to the disposal of PSTT, the transaction amount in 2023 contains 7 months rentals.

(a)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Other transactions with related parties

On February 27, 2023, the Company entered into a sale and purchase agreement (the “SPA”) with Feishang Group and Top Pacific (China) Limited (together, the “Sellers”), and the respective beneficial owner of the sellers, Mr. Li Feilie and Mr. Yao Yuguang, to acquire 100% equity interests of Greatfame Investments Limited, which owns 100% equity interest in Williams Minerals (Pvt) Ltd (“Williams Minerals”) (the “Acquisition”). Williams Minerals owns the mining permit for the Zimbabwean lithium mine. The consideration to be paid by the Company for the Acquisition will be calculated by multiplying the qualified measured, indicated and inferred resources quantity of lithium oxide proven to be in the mine by independent technical reports by a unit price of US$500 per ton, less certain due diligence costs and expenses incurred by the Company for the issuance of the independent technical reports.

According to the SPA, the Company issued a US$24,500 promissory note (Promissory Note No. 1) and a US$10,500 promissory note to Feishang Group and Top Pacific (China) Limited respectively on April 14, 2023 to proceed with the acquisition. The Company recognized a liability due to shareholders amounted to US$$24,500 and other payable amounted to US$10,500 respectively for the present obligations of these two promissory notes with corresponding non-current assets amounted to US$35,000. The Company obtained guarantee from Feishang Group and Top Pacific (China) Limited which would not demand to repay the balances due with them on or before April 30, 2027. The balances due to these two parties were reclassified as non-current liabilities thereon.

On August 3, 2023, the Company entered into a set-off letter with Feishang Group, pursuant to the letter, the consideration of CNY95,761 liable to be paid by Feishang Group pursuant to the SPA for the disposal of the water treatment segment (Note 3) shall be set off against Promissory Note No. 1 using the exchange rate CNY1.00 = US$0.1400 such that a sum of US$13,407 shall be deducted from the Principal Amount as defined in Promissory Note No. 1. According to the letter, the Company derecognized the receivables from Feishang Group amounted to CNY95,761 and a liability due to shareholders amounted to CNY95,761.

(c)	Balances with related companies

The Group’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,
		2024	2025	2025
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise (a)	(i)	10,422	10,225	1,461
Anka Capital Ltd. (“Anka Capital”) (b)	(ii)	939	1,528	219
Anka (b)		—	956	137
		11,361	12,709	1,817

Payable to the Shareholder:
Feishang Group Ltd. (a)		78,567	73,075	10,445
		78,567	73,075	10,445

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(d)	Compensation of key management personnel of the Group

	Year Ended December 31,
	2024	2025	2025
	CNY	CNY	US$

Wages, salaries and allowances	843	593	85
Housing funds	—	15	2
Contribution to pension plans	76	44	6

	919	652	93

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.